Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosures Of Commitments And Contingencies [Abstract]
Disclosure of operating lease commitments

	December 31, 2017	December 31, 2016	December 31, 2015
	$M	$M	$M
Operating lease commitments—Group as a lessee
Minimum lease payments under operating leases recognized in the consolidated income statement	5.1	4.8	5.6

Disclosure of maturity analysis of operating lease payments
At the balance sheet date, the Group had outstanding commitments for future minimum lease payments under non-cancellable operating leases, which fall due as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
	$M	$M	$M
Within one year	5.4	4.6	4.9
In two to five years	14.5	11.8	13.5
In over five years	14.5	10.7	12.4
	34.4	27.1	30.8